Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity

9. Shareholders’ Equity

The Company is authorized to issue 50,000,000 ordinary shares and 5,000,000 preferred shares with a par value of $0.001 per share.

Preferred Shares

The Company is authorized to issue up to 5,000,000 preferred shares with a par value of $0.001 and the characteristics of the preferred shares will be determined by the Board of Directors of the Company from time to time.

Warrants

In connection with the original ordinary share Offering for the Parent in March 2011, the Company issued 4,106,500 offering warrants, which entitles the holders to purchase ordinary shares at the price of $5.00 per share, commencing on the date of the merger, if the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the offering warrants and a current prospectus relating to such ordinary shares, and expiring three years from that date.  The Company may redeem the offering warrants at a price of $0.01 per offering warrant upon 30 days’ notice while the offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the offering warrants.  If not exercised, the offering warrants expire on December 24, 2016.  If the Company redeems the offering warrants, management of the Company will have the option to require any holder that wishes to exercise his offering warrants to do so on a cashless basis.

Simultaneously to the Offering, certain of the shareholders purchased 6,600,000 insider warrants at the price of $0.35 per insider warrant (for an aggregate purchase price of $2,310,000) from the Company.  These insider warrants have the same terms as the 4,106,500 offering warrants referred to in the preceding paragraph, except these insider warrants are not redeemable and these insider warrants are exercisable for cash or on a cashless basis.

Unit Purchase Option

In connection with the original ordinary share Offering, the Company issued unit purchase options to purchase an aggregate of 400,000 units at an exercise price of $8.80 per unit to its underwriters and designees of the underwriter.  Each unit consists of one ordinary share and one redeemable ordinary share purchase warrant, which contains a provision for cashless exercise and has the same terms as the 4,106,500 public warrants.

10. Shareholders’ Equity

The Company is authorized to issue 50,000,000 ordinary shares and 5,000,000 preferred shares with a par value of $0.001 per share.

Preferred Shares

The Company is authorized to issue up to 5,000,000 preferred shares with a par value of $0.001 and such designation as may be determined by the Board of Directors of the Company from time to time.

Warrants

  In connection with the Offering for the Parent in March 2011, the Company issued 4,106,500 warrants, which entitles the holders to purchase ordinary shares at the price of $5.00 per share, commencing on the date of the merger, if the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares, and expiring three years from that date.  The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice while the Warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the warrants.  If not exercised, the warrants expire on December 24, 2016.  If the Company redeems the warrants, management of the Company will have the option to require any holder that wishes to exercise his warrants to do so on a cashless basis.

Simultaneously to the Offering, certain of the shareholders purchased 6,600,000 warrants at the price of $0.35 per warrant (for an aggregate purchase price of $ 2,310,000) from the Company.  These warrants have the same terms as the 4,106,500 public warrants referred to in the preceding paragraph, except these warrants are not redeemable and these warrants are exercisable for cash or on a cashless basis.

Unit Purchase Option

In connection with the Offering, the Company issued a unit purchase option to purchase 400,000 units at an exercise price of $ 8.80 per unit to its underwriters.  Each unit consists of one ordinary share and one redeemable ordinary share purchase warrant, which contains a provision for cashless exercise and has the same terms as the 4,106,500 public warrants.  The fair value of the option at the date of grant was $1,486,000 ($ 3.72 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions:  (1) expected volatility of 54.1%, (2) risk-free interest rate of 2.625%, and (3) expected life of 5 years.  The unit purchase option may be exercised for cash or on a cashless basis at the holder’s option.